Expenses by Nature - Additional Disclosures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by Nature
Cost of sales	R$ 221,130	R$ 117,258	R$ 80,745
Expenses	863,957	508,476	R$ 323,769
Companies acquired in 2019
Expenses by Nature
Cost of sales	115,285	28,059
Expenses	168,374	R$ 37,738
Companies acquired in 2020
Expenses by Nature
Cost of sales	8,004
Expenses	R$ 27,135